Financial liabilities (Details Narrative) $ in Thousands			3 Months Ended		12 Months Ended
	Aug. 08, 2022 USD ($)	Jul. 17, 2020 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 08, 2022 CZK (Kč)	Dec. 31, 2020 USD ($)	Dec. 29, 2020 USD ($)	Dec. 29, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Long-term loan | Kč							Kč 2,500,000
Cash and cash equivalents	$ 110,000		$ 7,403,000	$ 2,097,000	$ 445,000	$ 677,000
Interest rate percentage	10.71%						10.71%
Installment payments	$ 4,000
Purchase of computer equipment			$ 166,000	$ 219,000
Loan payable description					The Company paid a downpayment of $27 and financed $240 at a 12.21% interest rate per annum with a monthly payment of $8 and $70 at a 13.00% interest rate per annum with a monthly payment of $2. Each loan is for 36 months.
Repayment description			Repayment is to be made in quarterly installments equal to the lesser of 20% of the funding amount or 25% of the prior quarter’s sales.
Sales					$ 0	$ 0
SBA loan [member]
IfrsStatementLineItems [Line Items]
Long-term loan		$ 150,000
Interest rate percentage		3.75%
Monthly payments		$ 700
Western development canada loan [member]
IfrsStatementLineItems [Line Items]
Long-term loan									$ 385,000	$ 494
Loan inception									$ 312,000
Discount rate									6.07%	6.07%
Government grants								$ 73,000
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Purchase of computer equipment					$ 337,000